UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR
§§ 210-12.12-12.14], are attached hereto.

Schedule of Investments

July 31, 2018 (Unaudited)

LSV U.S. Managed Volatility Fund
	Shares	Value (000)
Common Stock (99.4%)
Aerospace & Defense (1.4%)
Boeing	1,200	$427
United Technologies	5,700	774

		1,201

Agricultural Products (0.6%)
Ingredion	5,300	537

Apparel Retail (0.3%)
Children’s Place	2,400	295

Automotive (1.0%)
Cooper-Standard Holdings*	3,300	445
Toyota Motor ADR	2,900	382

		827

Automotive Retail (1.0%)
AutoZone*	800	564
Murphy USA*	3,300	262

		826

Banks (4.0%)
Bank of Montreal	9,400	745
Bank of Nova Scotia	4,100	243
Canadian Imperial Bank of Commerce	6,900	630
National Bank of Canada	4,700	230
PNC Financial Services Group	4,600	666
Toronto-Dominion Bank	7,700	457
US Bancorp	8,200	435

		3,406

Biotechnology (1.8%)
Amgen	4,800	943
Gilead Sciences	7,600	592

		1,535

Cable & Satellite (1.9%)
Cogeco Communications	9,100	494
Comcast, Cl A	31,500	1,127

		1,621

Chemicals (0.8%)
Eastman Chemical	6,720	696

Commercial Services (1.2%)
Convergys	9,800	241
Sykes Enterprises*	8,400	249
Western Union	27,700	559

		1,049

Computers & Peripherals (0.5%)
Canon ADR	13,800	447

LSV U.S. Managed Volatility Fund
	Shares	Value (000)
Computers & Services (4.1%)
Apple	13,200	$2,512
Oracle	19,100	911

		3,423

Consumer Discretionary (0.6%)
Kimberly-Clark	4,300	490

Drug Retail (2.1%)
CVS Health	6,300	409
Walgreens Boots Alliance	19,600	1,325

		1,734

Electrical Components & Equipment (0.4%)
Eaton	3,800	316

Electrical Services (8.5%)
American Electric Power	6,100	434
Edison International	11,300	753
Entergy	20,900	1,699
Exelon	39,100	1,662
FirstEnergy	35,700	1,265
Public Service Enterprise Group	26,500	1,366

		7,179

Environmental & Facilities Services (3.0%)
Republic Services, Cl A	14,200	1,029
Waste Management	16,900	1,521

		2,550

Food, Beverage & Tobacco (4.7%)
JM Smucker	11,300	1,256
Kellogg	14,500	1,030
Sanderson Farms	6,500	655
Tyson Foods, Cl A	17,200	992

		3,933

General Merchandise Stores (3.7%)
Canadian Tire, Cl A	4,000	545
Dollar General	4,100	403
Target	27,000	2,178

		3,126

Health Care Facilities (1.2%)
HCA Holdings	8,200	1,019

Health Care REIT’s (1.2%)
Medical Properties Trust	20,800	300
National Health Investors	2,900	217
Senior Housing Properties Trust	25,500	455

		972

Schedule of Investments

July 31, 2018 (Unaudited)

LSV U.S. Managed Volatility Fund
	Shares	Value (000)
Health Care Services (0.3%)
Express Scripts Holding*	3,100	$246

Homefurnishing Retail (0.1%)
Bed Bath & Beyond	3,500	66

Hotel & Resort REIT’s (0.5%)
Apple Hospitality	22,100	398

Insurance (8.5%)
Aflac	21,800	1,015
Allstate	16,200	1,541
American Financial Group	3,600	406
Axis Capital Holdings	7,200	407
Berkshire Hathaway, Cl B*	10,100	1,998
Loblaw	10,100	534
Travelers	9,400	1,223

		7,124

IT Consulting & Other Services (3.5%)
Amdocs	23,300	1,574
International Business Machines	9,500	1,377

		2,951

Machinery (0.8%)
Allison Transmission Holdings	14,000	658

Metal & Glass Containers (0.5%)
Crown Holdings*	9,400	426

Mortgage REIT’s (2.4%)
Annaly Capital Management	107,500	1,152
Chimera Investment	23,700	453
Starwood Property Trust	19,000	434

		2,039

Multimedia (0.9%)
Walt Disney	6,600	749

Office REIT’s (0.6%)
Piedmont Office Realty Trust, Cl A	25,200	498

Paper Packaging (0.9%)
Sonoco Products	13,900	776

Petroleum & Fuel Products (2.9%)
ExxonMobil	16,600	1,353
Valero Energy	9,300	1,101

		2,454

Pharmaceuticals (11.0%)
Eli Lilly	14,100	1,393
GlaxoSmithKline ADR	14,900	620

LSV U.S. Managed Volatility Fund
	Shares	Value (000)
Pharmaceuticals (continued)
Johnson & Johnson	19,100	$2,531
Merck	24,300	1,601
Pfizer	66,100	2,639
Sanofi ADR	10,200	442

		9,226

Reinsurance (1.1%)
Everest Re Group	2,500	546
Reinsurance Group of America, Cl A	2,700	382

		928

Retail (4.9%)
Kohl’s	5,000	369
Kroger	27,600	800
Sally Beauty Holdings*	23,500	388
Walmart	28,400	2,534

		4,091

Retail REIT’s (0.6%)
Retail Properties of
America, Cl A	38,200	479

Semi-Conductors/Instruments (3.0%)
Intel	43,600	2,097
KLA-Tencor	3,600	423

		2,520

Specialized REIT’s (0.6%)
Omega Healthcare
Investors	15,900	472

Telephones & Telecommunications (11.4%)
AT&T	42,700	1,365
China Telecom ADR	12,200	575
Cisco Systems	52,400	2,216
Corning	18,500	614
F5 Networks*	6,400	1,097
Motorola Solutions	9,700	1,176
Nippon Telegraph & Telephone ADR	18,100	838
Verizon Communications	34,000	1,756

		9,637

Wireless Telecommunication Services (0.9%)
China Mobile ADR	17,400	790

TOTAL COMMON STOCK (Cost $75,044)		83,710

Schedule of Investments

July 31, 2018 (Unaudited)

LSV U.S. Managed Volatility Fund
	Face Amount (000)	Value (000)
Repurchase Agreement (0.3%)
Morgan Stanley 1.700%, dated 07/31/18, to be repurchased on 08/01/18, repurchased price $259 (collateralized by various U.S. Treasury Notes, par values ranging from $0 - $233, 1.875% - 2.625%, 09/30/22 – 03/31/25; with a total market value $264)	$259	$259

TOTAL REPURCHASE AGREEMENT (Cost $259)		259

Total Investments – 99.7% (Cost $75,303)		$83,969

Percentages are based on Net Assets of $84,216 (000).

*    Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of July 31, 2018, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$83,710	$—	$—	$83,710
Repurchase Agreement	—	259	—	259

Total Investments in Securities	$83,710	$259	$—	$83,969

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 —Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018